Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation, Current	$ 0	$ 3,219